Commitments and Contingencies - Schedule of future minimum lease payments for operating leases under agreements (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - Employment And Consulting Agreement [Member]
Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Year ending December 31, 2025	$ 949,000
Year ending December 31, 2026	874,000
Operating lease liabilities	$ 1,823,000